Inventory	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Inventory
Inventory

Note 3. Inventory

Inventory consisted of the following:

	March 31, 2025	June 30, 2024
Raw materials	$595,488	$465,535
Finished goods	729,052	966,021
	$1,324,540	$1,431,556

The Company writes off the value of inventory deemed excessive or obsolete. During the three months ended March 31, 2025, and March 31, 2024, the Company wrote off inventory valued at $ 369,290 and $107,384, net, respectively. During the nine months ended March 31, 2025, and March 31, 2024, the Company wrote off inventory valued at $418,030 and $67,928, net, respectively. The Company increased its inventory reserve by $499,924 during the nine months ended March 31, 2025 and had inventory reserves at March 31, 2025, and June 30, 2024, of $803,073 and $605,470, respectively.

Note 4. Inventory

Inventory consisted of the following:

	June 30, 2024	June 30, 2023
Raw materials	$465,535	$-
Finished goods	966,021	4,804,299
	$1,431,556	$4,804,299

The Company writes off the value of inventory deemed excessive or obsolete. During the years ended June 30, 2024 and 2023, the Company wrote off inventory valued at $1,812,319 and $118,990, respectively.  The Company had inventory reserves at June 30, 2024 and 2023 of $605,470 and $154,400, respectively.